DEBT AND CREDIT FACILITY	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
DEBT AND CREDIT FACILITY
DEBT AND CREDIT FACILITY

a)	Debt

	December 31, 2019	December 31, 2018
2013 Notes	$114,280	$247,551
2019 Notes	169,769	—
Total carrying amount of convertible debt	284,049	247,551
Less: current portion of debt	$(114,280)	$—
Non-current portion of debt outstanding	$169,769	$247,551

On March 19, 2019, we issued $230,000,000 of unsecured convertible senior notes due in 2039 (the “2019 Notes”) for net proceeds of $222,932,000 after payment of commissions and expenses related to the offering of $7,067,000. The 2019 Notes mature on April 1, 2039 and bear an interest rate of 2.50% per annum, payable semi-annually in arrears on April 1 and October 1 of each year. The 2019 Notes are convertible into our common shares at a fixed conversion rate, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the 2019 Notes may be entitled to an increased conversion rate. The 2019 Notes are convertible into our common shares at an initial conversion rate of 54.1082 common shares per $1,000 principal amount of 2019 Notes converted, representing an initial conversion price of $18.48 per common share.
Prior to April 1, 2023, we may not redeem the 2019 Notes, except in the event of certain changes in Canadian tax law. On or after April 1, 2023 and prior to April 1, 2026 we may redeem all or part of the 2019 Notes for cash, but only if the last reported sales price of our common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price in effect on each such trading day. On or after April 1, 2026, we may redeem the 2019 Notes in full or in part, for cash.
Holders of the 2019 Notes have the right to require us to repurchase all or part of their 2019 Notes on April 1 of each of 2026, 2029 and 2034, or upon certain fundamental corporate changes. The repurchase price will be equal to 100% of the 2019 Notes, plus accrued and unpaid interest to the repurchase date.
The proceeds of the 2019 Notes have been bifurcated between their debt and equity components. The fair value of the debt portion of $169,365,000 was estimated using a discounted cash flow model method based on an expected life of seven years and a discount rate of 7.5%. The residual of $44,766,000 ($60,635,000 less deferred tax liability of $15,869,000) was allocated to equity. The debt portion has been recorded at amortized cost, net of transaction costs, and is being accreted to face value over the expected life using the effective interest method.

14.	DEBT AND CREDIT FACILITY (continued)

a)	Debt (continued)

The transaction costs of the issuance of the 2019 Notes of $7,068,000 have been allocated on a pro rata basis with $5,205,000 to debt and $1,863,000 to equity.

At December 31, 2018, we had $265,000,000 of senior convertible unsecured notes (the "2013 Notes") outstanding.

On March 19, 2019, the Company repurchased $150,000,000 of the 2013 Notes for a cash payment of $152,250,000. The redemption amount was bifurcated into the debt and equity components of the 2013 Notes purchased. The fair value of the debt portion of $148,000,000 was estimated using a discounted cash flow model based on a maturity date of February 1, 2020 and a discount rate of 4.95%. The difference between this amount and the book value of the redeemed 2013 Notes of $5,423,000 was recognized in the consolidated statements of income (loss) along with the related tax recovery of $1,687,000 and the residual of $4,825,000 was allocated to equity.
At December 30, 2019, holders of our 2013 Notes had the right to surrender their 2013 Notes for purchase by us at their option (the "Put Option") pursuant to the terms of the Indenture governing the 2013 Notes (the "Indenture") any time before January 31, 2020. As of December 30, 2019, there was $115,000,000 aggregate principal amount of the 2013 Notes outstanding. On January 31, 2020, as of the expiration of the Put Option, $49,000 aggregate principal amount of the 2013 Notes were validly surrendered for purchase. The remaining outstanding 2013 Notes are callable by us at par, plus accrued and unpaid interest thereon, if any, at any time at our election giving due notice, in accordance with the terms and conditions of the Indenture. On February 13, 2020, we provided notice of redemption to call the remaining outstanding 2013 Notes. We will redeem all of our outstanding 2013 Notes on March 30, 2020 totaling an aggregate principal amount of $114,947,000 at a redemption price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest, unless any of the outstanding 2013 Notes are converted into common shares of the Company in accordance with the terms of the 2013 Notes. Following the redemption of the 2013 Notes, no 2013 Notes will remain outstanding.
The table below provides a summary of changes in the debt balance:

	December 31, 2019	December 31, 2018
Balance, beginning of year	$250,729	$236,358
Accretion of discount	14,320	14,371
Interest accrued	8,729	7,619
Interest paid	(9,104)	(7,619)
Redemption of 2013 Notes	(141,982)	—
Issuance of 2019 Notes	164,160	—
Balance, end of year	286,852	250,729
Accrued interest outstanding (note 14)	(2,803)	(3,178)
Carrying value of Notes outstanding	$284,049	$247,551

Classified as:
Current	$114,280	$—
Non-current	169,769	247,551
	$284,049	$247,551

14.	DEBT AND CREDIT FACILITY (continued)

b)Credit facility

On August 4, 2015, we entered into a $75,000,000 senior secured revolving credit facility (the "Credit Facility") with a syndicate of banks. The Credit Facility may be used for reclamation bonding, working capital and other general corporate purposes. During 2017, we extended the maturity of our Credit Facility to June 8, 2020, and concurrently reduced applicable margins, increased covenant flexibility and added a $25,000,000 accordion feature.

Amounts that are borrowed under the Credit Facility will incur variable interest at London Interbank Offered Rate plus an applicable margin ranging from 2.25% to 3.75% determined based on our net leverage ratio. The Credit Facility also provides for financial letters of credit at 66% of the applicable margin and undrawn fees are 22.5% of the applicable margin.

All debts, liabilities and obligations under the Credit Facility are guaranteed by our material subsidiaries and secured by certain of our assets, certain of our material subsidiaries, and pledges of the securities of our material subsidiaries. In connection with the Credit Facility, we must also maintain certain net tangible worth and ratios for interest coverage and net leverage. As at December 31, 2019 we were in compliance with these covenants.

As at December 31, 2019, we had utilized $580,000 (December 31, 2018 - $8,000,000) of the Credit Facility to support certain obligations arising under workers compensation insurance.